Offsets	Sep. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	F-4
File Number	333-298599
Initial Filing Date	Aug. 27, 2026
Fee Offset Claimed	$ 319,483.94
Explanation for Claimed Amount	The Registrant paid $319,483.94 with the submission of its Registration Statement on Form F-4, filed with the Securities and Exchange Commission on August 27, 2026 (File No. 333-298599).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Cadeler plc
Form or Filing Type	F-4
File Number	333-298599
Filing Date	Aug. 27, 2026
Fee Paid with Fee Offset Source	$ 319,483.94